Property & Equipment, Net (Tables)	6 Months Ended
Apr. 30, 2026
Property & Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of April 30, 2026 and October 31, 2025, property and equipment, net comprised of the following:

	April 30, 2026	October 31, 2025
At Cost:
Office furniture	9,232	8,856
Motor vehicle	153,852	147,591
Office equipment	23,334	13,189
Leasehold improvements	496,627	265,653
Total, Cost	683,045	435,289
Accumulated depreciation	(385,610)	(277,290)
Total, net	297,435	157,999